Mortgage Servicing Rights - Sensitivity Analysis (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Decrease [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Change in Fair Value, Impact of 10%	639
Change in Fair Value, Impact of 20%	1,375
Change in Fair Value, Impact of 100 bps	375
Change in Fair Value, Impact of 200 bps	782
Increase [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Change in Fair Value, Impact of 10%	(561)
Change in Fair Value, Impact of 20%	(1,056)
Change in Fair Value, Impact of 100 bps	(345)
Change in Fair Value, Impact of 200 bps	(664)
Fixed [Member] | Decrease [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact Of 10 Percent Change	P.29Y
Impact Of 20 Percent Change	P.63Y
Fixed [Member] | Increase [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact Of 10 Percent Change	P.25Y
Impact Of 20 Percent Change	P.48Y
Adjustable [Member] | Decrease [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact Of 10 Percent Change	P.14
Impact Of 20 Percent Change	P.31
Adjustable [Member] | Increase [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact Of 10 Percent Change	P.12
Impact Of 20 Percent Change	P.23